STOCK-BASED COMPENSATION (Summary of Stock Options Activity) (Details) (USD $)	3 Months Ended
Dec. 31, 2013
Number of Options
Outstanding at beginning of period
Granted	2,000,000
Exercised
Cancelled
Outstanding at end of period	2,000,000
Weighted Average Exercise Price
Outstanding at beginning of period
Granted	$ 0.12
Exercised
Cancelled
Outstanding at end of period	$ 0.12
Exercisable at end of period